Share based compensation, Share Option Awards Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares		Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Weighted average exercise price [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 15.32		$ 15.8	$ 0
Granted (in dollars per share) | $ / shares	5.41		14.1	15.8
Forfeited (in dollars per share) | $ / shares	12.02
Exercise price (in dollars per share) | $ / shares	2.05
Outstanding at end of period (in dollars per share) | $ / shares	$ 10.35	[1]	$ 15.32	$ 15.8
Number of options [Abstract]
Outstanding at beginning of period (in shares) | shares	461,596		157,187	0
Granted (in shares) | shares	440,719		304,409	157,187
Forfeited (in shares) | shares	(104,299)		0	0
Exercised (in shares) | shares	(7,296)
Outstanding at end of period (in shares) | shares	790,720	[1]	461,596	157,187
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years	6 years 6 months 25 days	[1]	7 years 1 month 20 days	7 years 7 months 13 days
Granted weighted average remaining life in years	7 years 18 days		7 years 4 months 28 days	7 years 7 months 13 days
Forfeited weighted average remaining life in years	6 years 9 months 7 days
Exercised weighted average remaining life in years	5 years 8 months 26 days
Number of option exercisable (in shares) | shares	112,244		0	0
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 7.72		$ 9.92	$ 14.44

[1]	112,244 of the awards outstanding as of December 31, 2023 were exercisable (2022: nil, 2021: nil).